Other comprehensive income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other comprehensive income

29. Other comprehensive income

	2018
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	91	—	91	—	91
Net exchange differences on translation of foreign operations – associates	—	(1)	—	(1)	—	(1)
Currency translation adjustment disposed	—	(4)	—	(4)	—	(4)
Attributable tax	—	—	(4)	(4)	—	(4)

Items that are not reclassified to the income statement
Fair value gain on other financial assets	8	—	—	8	—	8
Attributable tax	—	—	—	—	—	—
Remeasurement of retirement benefit obligations – Group	—	—	22	22	—	22
Remeasurement of retirement benefit obligations – associates	—	—	3	3	—	3
Attributable tax	—	—	9	9	—	9

Other comprehensive income/(expense) for the year	8	86	30	124	—	124

	2017
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(158)	—	(158)	—	(158)
Net exchange differences on translation of foreign operations – associates	—	(104)	—	(104)	—	(104)
Currency translation adjustment disposed	—	(51)	—	(51)	—	(51)
Attributable tax	—	—	9	9	—	9

Items that are not reclassified to the income statement
Fair value gain on other financial assets	13	—	—	13	—	13
Attributable tax	—	—	(4)	(4)	—	(4)
Remeasurement of retirement benefit obligations – Group	—	—	175	175	—	175
Remeasurement of retirement benefit obligations – associates	—	—	7	7	—	7
Attributable tax	—	—	(42)	(42)	—	(42)

Other comprehensive income/(expense) for the year	13	(313)	145	(155)	—	(155)

	2016
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	909	—	909	1	910
Net exchange differences on translation of foreign operations – associates	—	3	—	3	—	3
Currency translation adjustment disposed	—	—	—	—	—	—
Attributable tax	—	—	(5)	(5)	—	(5)

Items that are not reclassified to the income statement

Fair value gain on other financial assets	—	—	—	—	—	—
Attributable tax	—	—	—	—	—	—
Remeasurement of retirement benefit obligations – Group	—	—	(268)	(268)	—	(268)
Remeasurement of retirement benefit obligations – associates	—	—	(8)	(8)	—	(8)
Attributable tax	—	—	58	58	—	58

Other comprehensive income/(expense) for the year	—	912	(223)	689	1	690